Deferred Revenue (Details Textual) (CAD) In Thousands, unless otherwise specified			1 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Deferred Bonus [Member]
Deferred Revenue	4,917	6,111	7,000
Deferred Revenue Recognization Period			7 years